Total Income Taxes Recognized (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Taxes [Line Items]
Income before income taxes and equity in earnings of affiliated companies	$ 908,171	¥ 74,470,000	¥ 64,706,000	¥ 25,364,000
Foreign currency translation adjustments	(7,207)	(591,000)	(493,000)	(292,000)
Net unrealized holding gains (losses) on securities available for sale	(854)	(70,000)	1,323,000	3,980,000
Pension liability adjustments	(1,207)	(99,000)	(1,456,000)	1,843,000
Net unrealized holding gains (losses) on derivative instruments	(9,841)	(807,000)	(78,000)	886,000
Total income taxes	$ 889,061	¥ 72,903,000	¥ 64,002,000	¥ 31,781,000